Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 258,046	$ 313,439
Customer accounts and other restricted cash, net of allowance for credit losses of $664 and $673, respectively	1,711,994	1,658,279
Accounts receivable, net of allowance for credit losses of $9,288 and $8,642, respectively	157,033	147,780
Settlement receivables, net of allowance credit losses of $3,668 and $4,049, respectively	124,397	149,852
Prepaid expenses and other current assets	69,115	64,497
Related party receivables - current	6,236	6,492
Contingent consideration receivable - current	2,767	2,842
Total current assets	2,329,588	2,343,181
Deferred tax assets	21,723	21,926
Property, plant and equipment, net	13,633	14,907
Operating lease right-of-use assets	30,846	33,118
Intangible assets, net	1,390,718	1,202,204
Goodwill	2,712,809	3,650,037
Other assets – non-current	1,976	1,856
Total non-current assets	4,171,705	4,924,048
Total assets	6,501,293	7,267,229
Current liabilities
Accounts payable and other liabilities	220,991	211,841
Short-term debt	10,190	10,190
Funds payable and amounts due to customers	1,806,040	1,400,057
Operating lease liabilities – current	8,843	8,845
Income taxes payable	13,317	11,041
Contingent and deferred consideration payable – current	20,520	13,673
Liability for share-based compensation – current	4,308	3,360
Total current liabilities	2,084,209	1,659,007
Non-current debt	2,702,792	2,748,178
Operating lease liabilities – non-current	25,676	28,008
Deferred tax liabilities	76,295	64,886
Warrant liabilities	28,292	35,575
Liability for share-based compensation – non-current	5,764	6,664
Contingent and deferred consideration payable – non-current	15,316	17,142
Total non-current liabilities	2,854,135	2,900,453
Total liabilities	4,938,344	4,559,460
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.001 par value; 20,000,000,000 shares authorized; 724,686,080 shares issued and outstanding as of March 31, 2022 and 723,715,147 shares issued and outstanding as of December 31, 2021	725	723
Additional paid in capital / Share premium	2,999,543	2,949,654
Accumulated deficit	(1,547,971)	(376,788)
Accumulated other comprehensive loss	10,571	(3,825)
Shareholder's equity in the Company	1,462,868	2,569,764
Non-controlling interest	100,081	138,005
Total shareholder's equity	1,562,949	2,707,769
Total liabilities and shareholder’s equity	$ 6,501,293	$ 7,267,229